Transactions with Related Parties - Additional Information - Other (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2011 Combine Marine Inc. USD ($)	Dec. 31, 2011 Combine Marine Inc. EUR (€)	Dec. 31, 2012 Combine Marine Ltd. USD ($)	Dec. 31, 2012 Combine Marine Ltd. EUR (€)	Sep. 28, 2012 Maiden Voyage LLC USD ($)	Oct. 19, 2012 OOCAPE1 Holdings LLC USD ($)
Related Party Transaction [Line Items]
Rent expense per month	$ 6,600	€ 5,000	$ 3,300	€ 2,500
Daily fixed management fee					$ 750	$ 750